Supplementary Financial Information (Schedule Of Trade Accounts And Other Receivables) (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables	$ 923	$ 750	$ 767
Allowance for uncollectible accounts	(13)	(12)	(7)
Trade accounts receivable - net	$ 910	$ 738	$ 760